Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Summary of the Status of Employee Stock Options	A summary of the status of employee stock options as of December 31, 2019 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2019	898	$20.04
Exercised	(104)	$19.95
Expired	(2)	$17.51
Outstanding at December 31, 2019	792	$20.06	1.78	$10,891
Vested at December 31, 2019	792	$20.06	1.78	$10,891
Vested and expected to vest at December 31, 2019	792	$20.06	1.78	$10,891

Summary of Stock Units
A summary of stock units as of December 31, 2019 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2019	8,343
Granted	1,618
Vested	(3,517)
Forfeited	(1,261)
Outstanding at December 31, 2019	5,183	2.57	$175,199
Vested and expected to vest at December 31, 2019	3,972	2.26	$134,254

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2019, 2018 and 2017 totaled approximately $65.9 million, $40.1 million and $34.4 million, respectively, as shown in the table below.

Compensation Expense (in thousands)	2019	2018	2017
Cost of sales	$2,493	$2,879	$2,641
Research and development	5,810	6,457	6,102
Sales and marketing	7,947	9,372	6,820
General and administrative	23,706	21,405	19,614
Restructuring, acquisition, integration and other, net	25,938	—	(735)
Share-based compensation expense	65,894	40,113	34,442
Less: income tax benefit (1)	12,153	8,277	7,407
Net share-based compensation expense	$53,741	$31,836	$27,035

(1) Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $4.0 million, $4.7 million and $5.2 million, respectively, for the years ended December 31, 2019, 2018 and 2017.